Operating Segments	12 Months Ended
Dec. 31, 2013
Notes
Operating Segments

NOTE 18 - OPERATING SEGMENTS

Operating segments are defined as components of an enterprise about which separate and discreet financial information is available and is evaluated regularly by the chief operating decision-maker in assessing performance and determining how to best allocate Company resources. The Company’s chief operating decision makers direct the allocation of resources to operating segments based on the profitability and cash flows of each respective segment.

The Company has two principal operating segments: (1) construction of alternative energy facilities, and (2) energy efficiency remediation.  These operating segments were delineated based on the nature of the products and services offered.

The Company evaluates the financial performance of the respective segments based on several factors, of which the primary measure is business segment income before taxes. The accounting policies of the business segments are the same as those described in ‘‘Note 2: Significant Accounting Policies.’’ All significant intercompany transactions and balances have been eliminated. The following tables show the operations of the Company’s reportable segments for the years ended December 31, 2013,  2012 and 2011:

	Energy	Construction and
	Efficiency	Maintenance	Corporate	Consolidated
December 31, 2013
Revenues	$3,366,037	$6,656,828	$282,871	$10,305,736
Cost of sales	1,537,749	5,534,754	93,961	7,166,464
Depreciation and amortization	517,973	1,888,059	339,094	2,745,126
General and administrative	2,756,496	2,991,800	20,004,540	25,752,836
Other income (expense)	(29,191)	(1,697)	112,425	81,537
Net income (loss)	$(1,475,372)	$(3,759,482)	$(20,042,299)	$(25,277,153)
Total assets	$915,612	$6,610,949	$78,904,205	$86,430,766

	Energy	Construction and
	Efficiency	Maintenance	Corporate	Consolidated
December 31, 2012
Revenues	$3,444,821	$5,022,144	$--	$8,466,965
Cost of sales	2,153,694	3,456,142	--	5,609,836
Depreciation and amortization	511,981	1,876,904	143,788	2,745,126
General and administrative	2,302,447	2,482,062	6,850,707	11,635,216
Other (expense)	(34,023)	12,466	1,691,739	1,670,182
Net income (loss)	$(1,557,324)	$(2,780,498)	$(5,302,756)	$(9,640,578)
Total assets	$865,746	$3,713,170	$10,368,030	$14,946,946

	Energy	Construction and
	Efficiency	Maintenance	Corporate	Consolidated
December 31, 2011
Revenues	$3,861,534	$1,052,584	$--	$4,914,118
Cost of sales	1,593,299	966,246	--	2,559,545
Depreciation and amortization	542,110	629,148	38,511	1,209,769
General and administrative	2,786,623	1,002,834	10,505,378	14,294,835
Other (expense)	(39,519)	(7,589)	(803,209)	(850,317)
Net income (loss)	$(1,100,017)	$(1,553,233)	$(11,347,098)	$(14,000,348)
Total assets	$1,281,437	$1,518,422	$11,282,926	$14,082,785